Segment Reporting - Revenue and Income from Vessel Operations by Segment - Intersegment revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ (1,190,184)	$ (682,508)	$ (1,146,255)
Operating Income (Loss)	$ 245,766	$ (185,353)	$ 70,197